CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,354,577,000	1,356,077,000
Special voting shares, shares outstanding (in shares)	371,087,817	371,218,250
Treasury stock, shares (in shares)	9,823,196	8,323,196